Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Patents	$ 4,195,353	$ 4,195,353	$ 4,195,353
Accumulated amortization	436,088	247,247	0
Intangible assets, net	3,759,265	3,948,106	4,195,353
Accumulated amortization	$ (436,088)	$ (247,247)	$ 0